INCOME TAXES (Schedule of Effective Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%	21.00%
PPP loan forgiveness	10.60%	0.00%
Change in fair value of contingent consideration	(12.40%)	(0.60%)
Change in fair value of derivative liabilities	(10.40%)	0.00%
State income taxes, net of federal income tax benefit	0.00%	2.40%
Change in state tax rate	1.30%	31.20%
Return to provision adjustment	(0.60%)	(1.00%)
Business combination	0.40%	6.80%
Other	(0.80%)	1.90%
Change in valuation allowance	(9.70%)	(50.20%)
Effective tax rate	(0.60%)	7.70%